Convertible Notes and Note Payable (Details) - Schedule of unamortized debt discount and fair value - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes and Note Payable (Details) - Schedule of unamortized debt discount and fair value [Line Items]
Unamortized debt discount	$ 327	$ 657
Fair value of conversion feature	4,080	3,488
Accrued interest	$ 1,321	$ 1,136